Segment reporting - Measures of performance (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net revenue	R$ 1,317,346,000	R$ 631,147,000	R$ 519,179,000
Adjusted EBITDA	R$ 524,905,000	R$ 237,937,000	R$ 199,982,000
% Adjusted EBITDA margin	39.84%	37.70%	38.52%
Profit or loss	R$ 93,320,000	R$ 70,648,000	R$ 52,114,000
Digital Education undergraduate courses
Disclosure of operating segments [line items]
Net revenue	998,220,000	531,716,000	423,035,000
Adjusted EBITDA	R$ 387,373,000	R$ 188,936,000	R$ 156,089,000
% Adjusted EBITDA margin	38.81%	35.53%	36.90%
Continuing education courses
Disclosure of operating segments [line items]
Net revenue	R$ 68,058,000	R$ 52,460,000	R$ 40,589,000
Adjusted EBITDA	R$ 38,085,000	R$ 26,898,000	R$ 27,045,000
% Adjusted EBITDA margin	55.95%	51.27%	66.63%
On-campus undergraduate courses
Disclosure of operating segments [line items]
Net revenue	R$ 251,068,000	R$ 46,971,000	R$ 55,555,000
Adjusted EBITDA	R$ 99,447,000	R$ 22,103,000	R$ 16,848,000
% Adjusted EBITDA margin	39.61%	47.06%	30.33%
Adjustments or eliminations
Disclosure of operating segments [line items]
Profit or loss	R$ 0	R$ 0
Inter-segment eliminations
Disclosure of operating segments [line items]
Net revenue	R$ 0	R$ 0